UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22907

Blackstone Real Estate Income Fund II

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Judy Turchin, Esq.

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

WITH COPIES TO:

Sarah E. Cogan, Esq.

Rajib Chanda, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31

Date of reporting period: 7/1/16 – 6/30/17

ITEM 1. PROXY VOTING RECORD.

Blackstone Real Estate Income Fund II (the “Feeder Fund II”) invests all of its investable assets in Blackstone Real Estate Income Master Fund (the “Master Fund”). There were no matters relating to the Master Fund considered at any shareholder meeting held during the period covered by this report with respect to which the Feeder Fund II was entitled to vote. The proxy voting record of the Feeder Fund II is set forth in the Master Fund’s Form N-PX filing for the reporting period from July 1, 2016 to June 30, 2017, which was filed on August 11, 2017 under CIK 0001590213 and Investment Company Act Registration Number 811-22908.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Blackstone Real Estate Income Fund II

By (Signature and Title):	/s/ Leon Volchyok
Leon Volchyok
Chief Compliance Officer and Secretary

Date:  August 11, 2017